Offerings - Offering: 1	Jul. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 10,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381,000.00
Offering Note	(1) StepStone Private Venture and Growth Fund (the "Registrant") hereby offers up to an additional $10,000,000,000 of common shares of beneficial interest ("Shares") pursuant to this Registration Statement, for a maximum aggregate amount of $20,000,000,000 of Shares, including the Registration Statement File No. 333-293783, dated February 26, 2026, and the Registration Statement File No. 333-289714, dated August 19, 2025, previously filed by the Registrant on Form N-2 (together, the "Prior Registration Statement"), as amended hereby. The offering currently includes Class S Shares, Class D Shares and Class I Shares. (2) Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of determining the registration fee. (3) Calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement on July 29, 2026. Amount represents $1,381,000 to register the additional $10,000,000,000 of Shares registered hereby under this Registration Statement, for a total maximum offering price under the Registration Statement, including the Prior Registration Statement, of $20,000,000,000.